Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2019
Deferred tax assets:
Net operating tax carryforward	$ 122,725	$ 50,394	$ 548,731
Tax rate	21.00%	34.00%
Gross deferred tax assets	$ 25,772	$ 17,134
Valuation allowance	(25,772)	(17,134)
Net deferred tax assets